Accounts payable for business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts payable for business combination
Current	R$ 17,132	R$ 1,772
Non-current	30,923	9,169
Total	48,055	10,941	R$ 10,708
Pluri
Accounts payable for business combination
Total	12,817
Mind Makers
Accounts payable for business combination
Total	15,000
Livro Fácil
Accounts payable for business combination
Total	15,907	10,941
Meritt
Accounts payable for business combination
Total	R$ 4,331